Capital and reserves - Fair value measurement (Details)	1 Months Ended			12 Months Ended
	Aug. 31, 2022 USD ($) shares $ / shares	May 31, 2022 USD ($) shares $ / shares	Mar. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares Years $ / shares	Dec. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued upon exercise | shares					167,500
2018 Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of options | $				$ 0.362
Share price on grant date				$ 1
Exercise price				$ 1
Expected volatility				31.90%
Expected life | Years				6
Expected dividends				0.00%
Risk-free interest rate				2.70%
2021 Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of options | $				$ 5.32
Share price on grant date				$ 15
Exercise price				$ 15
Expected volatility				40.20%
Expected life | shares				5
Expected dividends				0.00%
Risk-free interest rate				0.46%
2022 Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of options | $	$ 25.07	$ 26.3	$ 29.72
Share price on grant date	$ 51.86	$ 55.63	$ 68.94
Exercise price	$ 47.78	$ 51.37	$ 68.37
Expected volatility	48.90%	48.40%	47.30%
Expected life | shares	5	4.9	5
Expected dividends	0.00%	0.00%	0.00%
Risk-free interest rate	3.00%	3.00%	1.70%